As filed with the Securities and Exchange Commission on November 12, 2003

                                                    1933 Act File No. 333-71716
                                                    1940 Act File No. 811-10537

                          U.S. SECURITIES AND EXCHANGE COMMISSION
                                   Washington, D.C. 20549
                                          FORM N-2
                              (Check appropriate box or boxes)

[X] REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933
            [   ] Pre-Effective Amendment No. __
            [X] Post-Effective Amendment No. 8
                                           and/or
[X] REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940
            [X] Amendment No. 10

                        OPPENHEIMER TREMONT MARKET NEUTRAL FUND, LLC
                        --------------------------------------------
                      (Exact Name of Registrant Specified in Charter)

       Two World Financial Center, 225 Liberty Street, New York, NY 10080
       ------------------------------------------------------------------
(Address of Principal Executive Offices) (Number, Street, City, State, Zip Code)

                                       1-800-858-9826
                                       --------------
                    (Registrant's Telephone Number, Including Area Code)

                                  Katherine P. Feld, Esq.
                                   OppenheimerFunds, Inc.
         Two World Financial Center, 225 Liberty Street, New York, NY 10080
         ------------------------------------------------------------------
      (Name and Address (Number, Street, State, Zip Code) of Agent for Service)

     If any  securities  being  registered  on this  form will be  offered  on a delayed or continuous  basis in reliance on Rule 415 under the Securities Act of
1933, other than securities  offered in connection with a dividend  reinvestment plan, check the following box [X]

It is proposed that this filing will become effective (check applicable box):
[X] This form is filed to register additional securities for an offering pursuant to Rule 462(b) under the Securities Act and the Securities Act registration  statement number of the earlier effective  registration statement for the same offering is 333-71716, and shall be effective immediately upon filing pursuant to paragraph (b) of Rule 462.
[  ] when declared effective pursuant to section 8(c), or as follows:
(the following boxes are included on the basis that the Registrant makes repurchase offers under Rule 23c-3 under the Investment Company Act of 1940 and is making this filing in accordance with Rule 486 under the Securities Act of
1933)
[  ] immediately upon filing pursuant to paragraph (b)
[  ] on _____________ pursuant to paragraph (b)
[  ] 60 days after filing pursuant to paragraph (a)
[  ] on _____________ pursuant to paragraph (a) of Rule 486.
[  ] This  post-effective  amendment  designates a new effective date for a previously-filed registration statement.

                CALCULATION OF REGISTRATION FEE UNDER SECURITIES ACT OF 1933

--------------------------------------------------------------------------------------
                                                   Proposed    Proposed
Title of          Amount Being   Post-Effective    Maximum     Maximum          Amount of
Securities        Registered     Amendment         Price       Aggregate        Registration
Being Registered                   No.             Per Unit    Offering Price   Fee
--------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------
Limited           $50,000,000       -              $1,000      $50,000,000     $4,600(2)
Liability
Company
Interests (1)
--------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------
Limited
Liability
Company           $10,000,000       1              $1,015      $10,000,000      $920(2)
Interests (1)
--------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------
Limited
Liability
Company           $10,000,000       4              $1,052      $10,000,000      $920(2)
Interests (1)
--------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------
Limited
Liability
Company           $10,000,000       7              $1,060      $10,000,000      $920(2)
Interests (1)
--------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------
Limited
Liability
Company           $10,000,000       8              $1,060      $10,000,000      $920(4)
Interests (3)
--------------------------------------------------------------------------------------

(1) Previously registered and carried forward under this Registration Statement.
(2) Registration fee previously paid.
(3) Currently being registered.
(4) Registration fee previously paid.

     The Registrant's  Prospectus and Statement of Additional  Information dated
September 4, 2003, as filed with the Securities and Exchange  Commission on Form
N-2  on  August  22,  2003  (File  Nos.  333-71716  and  811-10537)  are  hereby incorporated by reference.

                                          FORM N-2

                         OPPENHEIMER TREMONT MARKET NEUTRAL FUND, LLC

                                         SIGNATURES

     Pursuant  to  the  requirements  of the  Securities  Act of  1933  and  the
Investment Company Act of 1940, the Registrant has duly caused this registration statement  to be  signed  on its  behalf  by  the  undersigned,  thereunto  duly authorized,  in the City of New York,  and State of New York, on the 12th day of
November, 2003.

                              OPPENHEIMER MARKET NEUTRAL FUND, LLC

                              By: /s/ John V. Murphy
                                  ---------------------------
                              Name: John V. Murphy
                              Title: President

     Pursuant to requirements  of the Securities Act of 1933, this  registration statement has been signed by the following persons in the capacities indicated.

Signatures                       Title                      Date

/s/ John V. Murphy *             President,
--------------------------       Principal Executive
John V. Murphy                   Officer, Trustee           November 12, 2003

/s/ Ronald J. Abdow *
--------------------------       Trustee                    November 12, 2003
Ronald J. Abdow

/s/ Eustis Walcott
-------------------------        Trustee                    November 12, 2003
Eustis Walcott

/s/ Joseph M. Wikler*
------------------------         Trustee                    November 12, 2003
 Joseph M. Wiker

/s/ Peter I. Wold *              Trustee                    November 12, 2003
------------------------
Peter I. Wold

/s/ Brian W. Wixted*             Treasurer &            November 12, 2003
------------------------         Principal Accounting
Brian W. Wixted                  Officer

* By: /s/ Robert G. Zack
      ------------------
 Robert G. Zack, Attorney-In-Fact